Income Taxes (Details) - Schedule of valuation allowance provision for deferred tax assets - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of valuation allowance provision for deferred tax assets [Abstract]
Balance as of October 1,	$ 11,585	$ 11,138
Current year addition (reduction)	399,011	(19)	11,467
Exchange rate effect	6,287	466	(329)
Balance as of September 30,	$ 416,883	$ 11,585	$ 11,138